Goodwill and Other Intangible Assets - Changes in Goodwill (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning of period	$ 309,703,000	$ 309,100,000
Foreign currency translation	(1,600,000)	600,000
End of period	$ 308,080,000	$ 309,703,000